REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of
Trustees of Fiera Capital Series Trust
In planning and performing our audits
of the financial statements of Fiera
Capital Series Trust (the  Trust ),
including the Fiera Capital Small/Mid-
Cap Growth Fund, Fiera Capital
International Equity Fund, Fiera Capital
Global Equity Fund, and Fiera Capital
U.S. Equity Long-Term Quality Fund as
of and for the year ended March 31,
2023, in accordance with the standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Trust s
internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A trust s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A trust s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in accordance with authorizations of management and directors of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a trust s assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust s internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of March 31, 2023.

This report is intended solely for the
information and use of management
and the Board of Trustees of Fiera
Capital Series Trust and the Securities
and Exchange Commission and is not
intended to be and should not be used
by anyone other than these specified
parties.
/s/ Deloitte and Touche LLP
Milwaukee, Wisconsin
May 26, 2023





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